LIQUIDITY (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Jan. 17, 2022	Jun. 30, 2021	Jan. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Construction in progress				$ 5,000,000.0
Unpaid tax liabilities				2,700,000
Proceeds from initial public offering	$ 2,000,000.0	$ 11,300,000		2,027,544		$ 11,271,480
Cash				112,751	840,861
Accounts receivable related parties current				$ 4,602,466	6,784,307
Accounts receivable percentage				75.80%
Short-term bank loans				$ 2,509,890	2,424,587
Long-term bank loans current				419,610	2,135,979
Long-term bank loans non-current				871,368	$ 189,813
Proceeds from issuance of private placement			$ 2,000,000.0
Unused lines of Credit [Member]
Defined Benefit Plan Disclosure [Line Items]
Unused line of credit				1,700,000
PRC Banks [Member]
Defined Benefit Plan Disclosure [Line Items]
Loans Payables				3,800,000
Short-term bank loans				2,500,000
Long-term bank loans current				400,000
Long-term bank loans non-current				900,000
PRC Banks and Financial Institutions [Member]
Defined Benefit Plan Disclosure [Line Items]
Lines of credit							$ 1,700,000
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable related parties current				$ 3,500,000